Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2022
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Unsecured bank loans	$65	$722
  The annual interest rates of bank loans were as follows:

	December 31
	2021	2022
Unsecured bank loans	1.97%-2.43%	1.30%-3.19%